Summary of Significant Accounting Policies, Property and Equipment (FY) (Details)	12 Months Ended
Dec. 31, 2021
Computer Equipment [Member]
Property and Equipment [Abstract]
Estimated useful lives of assets	3 years
Furniture and Fixtures [Member]
Property and Equipment [Abstract]
Estimated useful lives of assets	5 years
Leasehold Improvements [Member] | Minimum [Member]
Property and Equipment [Abstract]
Estimated useful lives of assets	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property and Equipment [Abstract]
Estimated useful lives of assets	10 years